CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS:
Cash	$ 16,338	$ 35,806	$ 322,128
Prepaid expense		179	233,209
Total current assets	16,338	35,985	555,337
Investments held in Trust Account	20,011,844	19,429,439	104,295,948
TOTAL ASSETS	20,028,182	19,465,424	104,851,285
LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT:
Accounts payable and accrued expenses	1,977,270	1,614,363	308,796
Promissory notes	301,500
Promissory note – related party	448,039	323,039	163,039
Due to related parties	337,667	307,667	62,667
Total current liabilities	3,064,476	2,245,069	534,502
Other long-term liabilities	2,000,000	2,000,000	2,000,000
Deferred underwriting commissions	3,614,100	3,614,100	3,614,100
Warrant liabilities	992,620	661,747	7,098,366
Total Liabilities	9,671,196	8,520,916	13,246,968
Stockholders’ Deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	2,180,556	2,248,291
Accumulated deficit	(11,775,796)	(10,723,604)	(12,688,552)
Total Stockholders’ Deficit	(9,594,971)	(8,475,044)	(12,688,283)
TOTAL LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT	20,028,182	19,465,424	104,851,285
Common Class A Subject to Redemption [Member]
Redeemable Common Stock
Class A common stock subject to possible redemption, 1,848,503 shares (at redemption value) at March 31, 2023 and December 31, 2022, respectively	19,951,957	19,419,552	104,292,600
Common Class A Not Subject to Redemption [Member]
Stockholders’ Deficit:
Common stock, value	10	10	10
Common Class B [Member]
Stockholders’ Deficit:
Common stock, value	259	259	259
Total Stockholders’ Deficit	$ 259	$ 259	$ 259